Disposition of a Subsidiary	12 Months Ended
Dec. 31, 2017
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Disposition of a Subsidiary

8. Disposition of a Subsidiary

On May 5, 2017, the Company completed the sale of the shares of Innovyze, Inc. along with its subsidiaries Innovyze Pty Limited and Innovyze Limited (collectively, Innovyze). Innovyze was acquired as part of the MWH acquisition and formed part of the Company’s Consulting Services – United States and Consulting Services – Global reportable segments. Innovyze was sold for gross proceeds of $369.1 (US$270.0), less working capital adjustments, resulting in cash proceeds of $336.9. As a result of the sale, the Company recognized the following gain on disposition in the consolidated statements of income:

$

Gross proceeds	369.1
Working capital adjustments	(15.3)
Transaction costs	(16.9)

Net proceeds from sale	336.9

Net assets disposed	(268.5)
Cumulative exchange loss on translating foreign operations reclassified from equity	(13.8)

Gain on disposition of a subsidiary	54.6

In accordance with the Credit Facilities agreement (note 18), the Company used the net proceeds on sale, less taxes payable and certain transaction costs (all as defined in the relevant agreements), to repay its long-term debt by $221.3.

As a result of the close of the sale, in the second quarter of 2017, current tax expense of $124.1 was recognized in the consolidated statements of income calculated pursuant to US tax legislation. In addition, $29.6 of deferred taxes was recognized in the consolidated statements of income, primarily related to deferred taxes, previously recorded on Innovyze net assets.

Major categories of assets and liabilities of Innovyze that were disposed of were as follows:

$

Assets
Cash and cash equivalents	0.3
Trade and other receivables	3.3
Unbilled revenue	0.2
Prepaid expenses	0.2
Property and equipment	0.3
Goodwill	194.4
Intangibles
Client relationships	71.0
Trademarks - indefinite	6.1
Software	18.0

Total assets disposed	293.8

Liabilities
Trade and other payables	13.7
Deferred revenue	10.1
Income taxes payable	1.4
Provisions	0.1

Total liabilities disposed	25.3

Net assets disposed	268.5